Discontinued Operations - Cash Flow Information of Discontinued Operations (Detail) - Discontinued Operations: MixRadio Limited [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	¥ 18	¥ (136)	¥ (4,654)
Investing			22
Financing	(353)
Net cash outflow	¥ (335)	¥ (136)	¥ (4,632)